CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock	Paid in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2007	$ 3,540,823	$ 124,599	$ 2,195,564	$ 1,368,449	$ (89,791)	$ (57,998)
Dividends Paid	(10,751)			(10,751)
Stock acquired issued for benefits plans	1,976		(343)		2,319
Stock option exercises and amortization/forfeitures	10,402	264	10,138
Common stock repurchase	(100,165)				(100,165)
Stock awards, net of amortization/forfeitures	13,949	720	18,770		(5,541)
Subtotal	3,456,234	125,583	2,224,129	1,357,698	(193,178)	(57,998)
Net income (loss)	140,473			140,473
Other comprehensive income(loss), net of tax:
Cumulative translation adjustment	224					224
Unrealized appreciation in fair value of investments	4,940					4,940
Amortization of pension benefit costs (gains)	9,292					9,292
Acturial gain on pension obligations	43,706					43,706
Comprehensive income	198,635			140,473		58,162
Balance at Dec. 31, 2008	3,654,869	125,583	2,224,129	1,498,171	(193,178)	164
Dividends Paid	(10,733)			(10,733)
Stock acquired issued for benefits plans	592		23		569
Stock option exercises and amortization/forfeitures	25,698	1,079	24,619
Stock awards, net of amortization/forfeitures	10,638	1,163	21,883		(12,408)
Adjustment to deferred tax convertible debt adjustment	(1,490)		(749)	(741)
Subtotal	3,679,574	127,825	2,269,905	1,486,697	(205,017)	164
Net income (loss)	211,923			211,923
Other comprehensive income(loss), net of tax:
Cumulative translation adjustment	14,934					14,934
Unrealized appreciation in fair value of investments	(7,267)					(7,267)
Amortization of pension benefit costs (gains)	2,045					2,045
Acturial gain on pension obligations	(25,216)					(25,216)
Comprehensive income	196,419			211,923		(15,504)
Balance at Dec. 31, 2009	3,875,993	127,825	2,269,905	1,698,620	(205,017)	(15,340)
Dividends Paid	(12,839)			(12,839)
Stock acquired issued for benefits plans	68				68
Stock option exercises and amortization/forfeitures	12,539	386	12,153
Common stock repurchase	(100,942)				(100,942)
Stock awards, net of amortization/forfeitures	10,597	1,423	36,837		(27,663)
Adjustment to deferred tax convertible debt adjustment	106,083		106,083
Subtotal	3,891,499	129,634	2,424,978	1,685,781	(333,554)	(15,340)
Net income (loss)	(106,109)			(106,109)
Other comprehensive income(loss), net of tax:
Cumulative translation adjustment	(3,807)					(3,807)
Unrealized appreciation in fair value of investments	924					924
Amortization of pension benefit costs (gains)	3,458					3,458
Acturial gain on pension obligations	29,979					29,979
Comprehensive income	(75,555)			(106,109)		30,554
Balance at Dec. 31, 2010	$ 3,815,944	$ 129,634	$ 2,424,978	$ 1,579,672	$ (333,554)	$ 15,214